AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (unaudited)
June 30, 2026
	Initial Acquisition Date	Par Value/Shares	Cost	Value	Percent of Net Assets
Private Equity Co-Investments – 0.9%
Matobo Rock S.à.r.l. (Industrials) (Sweden)(a)	03/21/2025	(b)	$5,721,861	$7,796,145	0.9%
Direct Private Debt Co-Investments – 5.9%
AIS HoldCo, LLC, Term Loan Facility (Financials) (3 month SOFR + 6.000%, Cap N/A, Floor 7.25%), 9.732%, May 21, 2029(a),(c),(d)	05/21/2024	3,111,691	3,082,392	3,095,728	0.4%
DAZN Limited, Term Loan Facility (Communication Services) (1 month SOFR + 6.750% to 7.750%, Cap N/A, Floor 9.750%), (United Kingdom) 11.046%, March 31, 2028(a),(c),(d),(e)	06/30/2025	17,187,362	17,229,233	17,103,184	2.0%
PurFoods, LLC, Term Loan Facility (Consumer Staples) (3 month SOFR + 4.500% to 5.000%, Cap N/A, Floor 5.000%), 8.232%, August 12, 2027(a),(c),(d),(e)	08/14/2024	3,927,486	3,926,926	3,929,135	0.4%
Roman New Bidco Limited, Acquisition Term Loan Capex Facility 2 (Financials) (Daily SONIA Compounding NCCR + 5.920%, Cap N/A, Floor 5.500%), (United Kingdom) 9.650%, June 30, 2028(a),(c),(d),(f)	11/04/2025	1,830,000	2,422,260	2,484,694	0.3%
Roman New Bidco Limited, Term Loan Facility B2 (Financials) (Daily SONIA Compounding NCCR + 5.920%, Cap N/A, Floor 5.500%), (United Kingdom) 9.667%, June 30, 2028(a),(c),(d),(f)	05/13/2025	10,000,000	13,185,007	13,109,225	1.5%
Sequoia Financial Group, LLC, Tranche 2 Delayed Draw Term Loan Facility (Financials) (3 month SOFR + 5.060%, Cap N/A, Floor 6.000%), 8.792%, November 29, 2027(a),(c),(d)	03/28/2025	5,203,695	5,116,979	5,181,660	0.6%
Transcendia Holdings, Inc., Term Loan Facility (Materials) (1 month SOFR + 5.500% to 6.500%, Cap N/A, Floor 8.500%), 10.144%, November 24, 2029(a),(c),(d),(e)	05/24/2024	6,621,068	6,537,588	6,576,787	0.7%
Total Direct Private Debt Co-Investments			51,500,385	51,480,413	5.9%
Primary Private Investment Funds – 2.8%
BSP Levered US SOF III (Senior Secured Opportunities) Fund L.P.(a)	11/14/2025	(b)	2,874,126	2,989,616	0.3%
Clearlake Credit Europe Subordinated Debt VI Feeder 3 (USD) SCSp (Luxembourg)(a),(c)	11/05/2025	(b)	271,174	248,783	0.0%#
Crescent Credit Solutions IXB, SCSp(a)	03/27/2026	(b)	4,708,369	4,719,644	0.5%
CVC Private Credit Fund S.A. SICAV (Luxembourg)(a)	10/03/2025	(b)	7,257,619	7,101,231	0.8%
Falcon Private Credit Opportunities VII, LP(a)	03/16/2026	(b)	420,618	443,667	0.1%
Fortress Credit Opportunities Fund VI (G) L.P.(a)	07/30/2025	(b)	5,420,921	5,674,894	0.7%
Permira Strategic Opportunities SCSp (United Kingdom)(g)	06/25/2025	(b)	596,172	612,031	0.1%
The Värde CRE Lending Fund, L.P.(a)	07/01/2025	(b)	1,155,175	1,153,708	0.1%
Thoma Bravo Credit Fund III, L.P.(a)	12/31/2024	(b)	1,729,398	1,688,840	0.2%
Total Primary Private Investment Funds			24,433,572	24,632,414	2.8%
Secondary Private Investment Funds – 94.8%
Apollo European Principal Finance Fund II (Euro B), L.P. (United Kingdom)(a)	07/01/2025	(b)	193,904	144,423	0.0%#
Apollo European Principal Finance Fund III (Euro B), L.P. (United Kingdom)(a)	07/01/2025	(b)	1,522,831	1,057,095	0.1%
Apollo European Principal Finance Fund IV (Dollar A), L.P.(a)	10/01/2024	(b)	2,750,271	2,982,310	0.3%
Apollo European Principal Finance Fund, L.P. (United Kingdom)(a)	07/01/2025	(b)	27,704	7,318	0.0%#
Ares Private Credit Solutions (Cayman), L.P.(a),(h)	04/01/2025	(b)	1,515,456	1,678,669	0.2%
Atlantic Park Strategic Capital Fund II, L.P.(a)	10/01/2024	(b)	2,476,193	2,687,065	0.3%
Audax Direct Lending Solutions CV, L.P.(a)	04/29/2026	(b)	27,734,555	28,943,987	3.3%
Audax Senior Loan Fund I, L.P.(a)	06/28/2024	(b)	70,080,855	70,084,776	8.0%
BioPharma Credit Investments V LP(a),(h)	12/31/2024	(b)	18,266,693	19,783,996	2.3%
BlackRock Direct Lending Fund 2025-C, L.P.(a)	08/29/2025	(b)	96,708,705	100,041,449	11.4%

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
	Initial Acquisition Date	Par Value/Shares	Cost	Value	Percent of Net Assets
Blue Owl A4 (Cayman) LP(a),(h)	04/01/2025	(b)	$2,600,312	$2,862,072	0.3%
Blue Owl Asset Income Fund Evergreen LP(a),(h)	04/01/2025	(b)	1,172,650	1,171,739	0.1%
Blue Owl First Lien Fund LP(a)	12/31/2024	(b)	64,914,351	45,595,057	5.2%
BSP Debt Fund IV CV L.P.(a)	08/28/2025	(b)	39,772,138	39,677,995	4.5%
Clearlake Credit Europe Subordinated Debt IV Feeder SCSp (United Kingdom)(a),(c)	06/30/2025	(b)	3,371,754	3,646,952	0.4%
Clearlake Credit Europe Subordinated Debt V Feeder SCSp (United Kingdom)(a),(c)	06/30/2025	(b)	4,759,927	5,140,421	0.6%
Crescent Credit Solutions VII CV-A, L.P.(a)	12/31/2025	(b)	83,301,024	93,546,835	10.7%
Crestline Specialty Lending III (US), L.P.(a),(h)	03/31/2025	(b)	1,885,918	1,846,478	0.2%
CVC Credit Partners EU DL II Co-Invest Fund SCSp (Luxembourg)(a)	10/01/2025	(b)	5,529,078	6,308,990	0.7%
CVC Credit Partners European Direct Lending Feeder Fund III (Coinvest-DL) SCSp(a)	10/01/2025	(b)	4,240,047	4,652,608	0.5%
CVC Credit Partners European Direct Lending Feeder Fund III (DL) SCSp(a)	10/01/2025	(b)	19,078,817	20,660,615	2.4%
Davidson Kempner Long-Term Distressed Opportunities International III LP(a)	07/01/2025	(b)	47,570	150,970	0.0%#
Eagle Point Defensive Income Fund II US LP(a)	10/01/2024	(b)	11,126,119	13,903,689	1.6%
Eagle Point Defensive Income Fund US LP(a)	10/01/2024	(b)	3,578,759	4,730,228	0.5%
European Asset Value Offshore Fund II, L.P. (United Kingdom)(a)	09/30/2025	(b)	8,645,785	7,977,651	0.9%
European Middle Market Private Debt Fund I SCSp (Luxembourg)(a)	10/01/2025	(b)	6,574,460	8,479,041	1.0%
Everberg Capital Partners II, L.P.(g),(h)	03/31/2025	(b)	2,950,449	3,002,563	0.3%
Falcon Strategic Partners IV (Cayman), LP(a)	06/30/2025	(b)	1,378,467	1,184,192	0.1%
Falcon Strategic Partners V (Cayman 2), LP(a)	06/30/2025	(b)	2,484,755	2,185,020	0.3%
Fortress Credit Opportunities Fund III (D) L.P.(a)	07/01/2025	(b)	47,784	70,122	0.0%#
Fortress Credit Opportunities Fund IV (D) L.P.(a)	07/01/2025	(b)	742,730	939,012	0.1%
Fortress Lending Fund I (A) LP(a)	10/01/2025	(b)	4,079,818	4,880,921	0.6%
Fortress Lending Fund II (D) LP(a)	10/01/2025	(b)	11,694,291	13,983,599	1.6%
Fortress Lending Fund III (B) L.P.(a)	10/01/2025	(b)	22,573,337	28,141,692	3.2%
FTAI Aircraft Leasing Offshore SPV (2025) L.P.(a)	11/07/2025	(b)	31,173,727	33,705,201	3.9%
Gallatin Point Capital Partners II LP(g)	10/01/2024	(b)	8,458,860	11,550,499	1.3%
Guggenheim Private Debt Aggregation - A Feeder, L.P. (a)	05/30/2024	(b)	18,605,037	18,810,555	2.2%
HPS Offshore Strategic Investment Partners V Europe, SCSp(a)	06/30/2026	(b)	7,795,055	8,751,613	1.0%
i80 Group Asset Based Finance LP(a)	12/19/2025	(b)	17,873,926	18,234,352	2.1%
Linden Structured Capital Fund-A LP(a),(h)	03/31/2025	(b)	3,908,240	4,859,706	0.6%
Mezzanine Partners III, L.P.(a)	07/01/2025	(b)	716,690	620,019	0.1%
MGG SF Evergreen Fund (Cayman) LP(a)	12/31/2024	(b)	35,662,612	36,296,482	4.1%
NB Private Debt Fund III Lux-A SCSp(a)	06/30/2026	(b)	2,682,921	3,186,750	0.4%
North Haven Credit Partners II Offshore Feeder L.P.(a)	07/01/2025	(b)	737,634	592,985	0.1%
Orion Energy Credit Opportunities Fund III FF, L.P.(a)	06/30/2026	(b)	5,456,738	6,140,836	0.7%
Park Square Capital Credit Opportunities III (USD), L.P.(a)	12/31/2024	(b)	3,007,099	2,753,461	0.3%
Permira Credit Solutions II Master L.P. 1 (United Kingdom)(a)	05/12/2025	(b)	2,180,479	2,982,438	0.3%
Permira Credit Solutions III Master Euro L.P. (United Kingdom)(a)	03/31/2025	(b)	0	659,949	0.1%
Permira Credit Solutions IV Master Euro SCSp (United Kingdom)(a)	03/31/2025	(b)	7,443,105	9,392,247	1.1%
Permira Credit Solutions IV Senior GBP SCSp (United Kingdom)(a)	04/01/2025	(b)	4,158,917	4,895,913	0.6%
Permira Credit Solutions V Senior GBP SCSp (United Kingdom)(a)	04/01/2025	(b)	5,800,356	6,076,335	0.7%
Providence Debt Fund III (Non-US) L.P.(a)	06/30/2025	(b)	272,084	321,317	0.0%#

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
	Initial Acquisition Date	Par Value/Shares	Cost	Value	Percent of Net Assets
Raven Evergreen Credit Fund II LP(a),(h)	03/31/2025	(b)	$6,664,327	$7,233,278	0.8%
SCP Cayman Debt Fund L.P.(a)	06/30/2026	(b)	2,985,982	3,470,305	0.4%
Shamrock Capital Emerald Fund, L.P.(g)	10/02/2025	(b)	25,345,287	30,834,236	3.5%
Silver Point Specialty Credit Fund II, L.P.(a),(h)	03/31/2025	(b)	3,686,830	4,027,973	0.5%
The Värde Dislocation Fund (Offshore), L.P.(a)	07/01/2025	(b)	2,070,213	2,989,811	0.3%
TPG Twin Brook DLI Investments Continuation Fund I, L.P.(a)	08/07/2025	(b)	22,122,231	22,231,321	2.5%
Tree Line Direct Lending II, LP(a)	07/02/2024	(b)	30,613,463	31,108,413	3.6%
VPC Asset Backed Opportunistic Credit Fund (Levered), II L.P.(a)	02/10/2026	(b)	7,547,471	7,406,915	0.8%
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.(a),(h)	04/01/2025	(b)	10,899,722	8,474,537	1.0%
Warburg Pincus Capital Solutions Founders Fund, L.P.(a)	10/01/2024	(b)	667,467	882,216	0.1%
Total Secondary Private Investment Funds			796,363,980	830,639,213	94.8%
Business Development Companies – 8.3%
Blue Owl Technology Finance Corp.(a),(h)	04/24/2025	216,816	3,404,059	2,244,046	0.2%
Silver Point Specialty Lending Fund(a)	05/12/2025	1,491,081	40,057,900	40,939,376	4.7%
Stone Point Credit Corporation(a)	10/01/2024	1,473,197	27,123,660	29,456,276	3.4%
Total Business Development Companies			70,585,619	72,639,698	8.3%
Short-Term Investments – 3.1%
Other Investment Companies – 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(i)	N/A	26,601,419	26,601,419	26,601,419	3.1%
Total Investments - 115.8%			975,206,836	1,013,789,302	115.8%
Other Assets, less Liabilities - (15.8%)(j)				(138,133,973)	(15.8)%
Net Assets - 100.0%				$875,655,329	100.0%

(a)	Investment is held by AMG Pantheon Credit Solutions Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Credit Solutions Fund (the “Fund”).
(b)	Investment does not issue shares.
(c)	Security's value was determined by using significant unobservable inputs.
(d)	Variable rate security. The rate shown is based on the latest available information as of June 30, 2026.
(e)	The applicable spread is subject to periodic adjustment by the issuer.
(f)	Par value amount stated in Great British Pounds (GBP).
(g)	Investment is held by AMG Pantheon Credit Solutions Subsidiary Fund, LLC, a wholly-owned subsidiary of the Fund.
(h)	All or part of the security is a delayed delivery transaction. The market value for delayed delivery investments at June 30, 2026, amounted to $43,994,647 or 5.0% of net assets.
(i)	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
(j)	Other Assets, less Liabilities includes borrowings under a Credit Agreement and the payable for investments purchased. The payable for investments purchased with an original settlement period of over one year are reflected at net present value.
#	Less than 0.05%.

NCCR	Non-Cumulative Compounded Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Private Equity Co-Investments	—	—	—	$7,796,145	$7,796,145
Direct Private Debt Co-Investments	—	—	$51,480,413	—	51,480,413
Primary Private Investment Funds	—	—	248,783	24,383,631	24,632,414
Secondary Private Investment Funds	—	—	8,787,373	821,851,840	830,639,213
Business Development Companies	$2,244,046	—	—	70,395,652	72,639,698
Short-Term Investments	26,601,419	—	—	—	26,601,419
Total Investments	$28,845,465	—	$60,516,569	$924,427,268	$1,013,789,302
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2026:
	Direct Private Debt Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds
Balance as of March 31, 2026	$49,705,881	$248,576	$9,439,435
Purchases	1,684,019	—	694
Sales & Distributions	(37,939)	—	(192,200)
Accrued discounts (premiums)	30,223	—	—
Realized Gain (Losses)	—	—	—
Net change in unrealized appreciation/depreciation	98,229	207	(460,556)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2026	$51,480,413	$248,783	$8,787,373

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2026	$98,229	$207	$(460,556)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2026. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of June 30, 2026	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input(a)
Direct Private Debt Co-Investments	$51,480,413	Discounted Cash Flow	Discount Rate	8.23% - 12.11%	11.05%	Decrease
Primary Private Investment Funds	248,783	Discounted Cash Flow	Discount Rate	16.06%	N/A	Decrease
Secondary Private Investment Funds	8,787,373	Discounted Cash Flow	Discount Rate	13.40% - 13.80%	13.60%	Decrease
	$60,516,569

(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Credit Solutions Fund
Consolidated Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2026, was as follows:
Country/Region	% of Total Investments
Luxembourg	2.2%
Sweden	0.8%
United Kingdom	7.6%
United States	89.4%
100.0%
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

Notes to Consolidated Schedule of Investments (unaudited)
June 30, 2026
1.  VALUATION OF INVESTMENTS
The portfolio investments of AMG Pantheon Credit Solutions Fund (the "Fund") are valued based on an evaluation of fair value, pursuant to procedures established by Pantheon Ventures (US) LP ("Pantheon" or the "Investment Manager") and under the general supervision of the Fund's Board of Trustees (the "Board").
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated the Investment Manager as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.
Investments in open-end registered investment companies are valued at their end of day net asset value ("NAV") per share.
Debt instruments such as fixed income securities, are valued based on the mid- or last- trade price. Other debt instruments including but not limited to government bonds and structured products are valued at the mid-price. The prices of debt instruments may be obtained from a third-party pricing service, broker or dealer. Pantheon uses third-party valuation providers to perform quarterly independent valuations of the direct debt investments and co-investments. Valuations received from the independent valuation providers are reviewed to ensure the valuations are in accordance with all relevant valuation and accounting standards. The quarterly valuations will be used as the basis for daily valuations, with adjustments made as necessary.
The valuation of underlying private capital funds held by the Fund will generally be based on the estimated valuations provided by the general partners or managers of underlying funds or a third-party valuation provider on a quarterly basis (such estimated valuations typically reflect the fair value of the Fund’s capital account balance of each underlying fund, including unrealized gains and losses, as reported in the financial statements of the respective underlying fund). Following receipt of the underlying funds’ audited annual financial statements, Pantheon will then consider the actual audited valuations provided by the general partners or managers of underlying funds in determining Pantheon’s future estimated valuations of the underlying funds. The general partner valuations will be used as the basis for daily valuations, with adjustments made as necessary through a third-party valuation provider. The underlying debt and equity securities are typically private, meaning there is no active market or observable prices. Investments are initially recognized at purchase price, except where conditions exist to suggest this is not indicative of fair value, in which case the Investment Manager will propose an adjustment to the purchase price using appropriate valuation techniques in accordance with the International Private Equity and Venture Capital Valuation (“IPEV”) Guidelines.
The estimated valuations of the underlying funds provided by fund managers may be adjusted by the Investment Manager, provided there is material evidence and there is sufficient supporting documentation that fair value can be reliably estimated.
The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly and quarterly reports summarizing fair value activity, material fair value matters that occurred during the month or quarter, as applicable, and outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.
Accounting principles generally accepted in the United States of America ("U.S. GAAP") defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.
The three-tier hierarchy of inputs is summarized below:
Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, broker quoted securities, fair valued securities with observable inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)
Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Consolidated Schedule of Investments (continued)
2.  PRIVATE INVESTMENTS
Private credit investments are typically made in non-public companies through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives. During the period ended June 30, 2026, the Fund invested in private credit investment funds ("Investment Funds") and private loans with issuers through co-investment transactions.
Investors in Investment Funds usually commit to providing up to a certain amount of capital, which may be called when requested by the Investment Fund’s manager or general partner. The amount of capital that has not been called by the general partner—referred to as the unfunded commitment—may obligate the Fund to supply additional capital to the general partner on demand, representing a potential financial obligation by the Fund in the future. Once called, the general partner may make private credit investments on behalf of the Investment Fund.
The following table represents investment strategies, unfunded commitments and redemptive restrictions of Investment Funds as of  June 30, 2026:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life(*)	Redemption frequency	Notice (In Days)	Redemption Restrictions
Private Debt(a)	$933,463,424	$203,321,668	Up to 10 years	N/A	N/A	N/A
(a)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(*)	Evergreen Fund Investments and Business Development Companies do not have fixed contractual lives. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds that have fixed contractual lives.
Private loans purchased directly by the Fund may be structured to include both term loans—which may be fully funded at the time of investment or at a later date (i.e., delayed draw term loans)—and revolving credit facilities, which provide borrowers with ongoing access to capital, allowing multiple borrowings and repayments within the committed limit over the term of the facility.  Revolving credit facilities and delayed draw term loans may obligate the Fund to supply additional capital to the borrower on demand, representing a potential financial obligation by the Fund in the future.
As of June 30, 2026, the Fund’s unfunded commitments from revolving credit facilities and delayed draw term loans consisted of the following:

Portfolio Company Name	Investment Type	Commitment Type	Unfunded Commitments
AIS Holdco, LLC	First Lien Senior Secured	Revolving Credit Facility	$202,156
Sequoia Financial Group, LLC	First Lien Senior Secured	Revolving Credit Facility	1,304,348
Roman New Bidco Limited	First Lien Senior Secured	Delayed Draw Term Loan	4,204,847